Components of Income Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 286,061	$ 73,299	[1]	$ 58,504
Foreign sources
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 286,061	$ 73,299		$ 58,504

[1]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized gain (loss) on financial instruments, net of $4,409, $(6,044) and $(15,442) for the years ended December 31, 2021, 2020 and 2019, respectively, and debt termination expense of $15,209, $8,750 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.